Property and Equipment, Net - Depreciation Expense (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Depreciation
Total depreciation expense	$ 0.6	$ 0.2	$ 1.3	$ 0.1
Research and development
Depreciation
Total depreciation expense	0.4	0.1	0.9	0.1
General and administrative
Depreciation
Total depreciation expense	$ 0.2	$ 0.1	$ 0.4	$ 0.0